CONDENSED STATEMENTS OF STOCKHOLDERS' EQUITY (DEFICIT) (Unaudited) (Parenthetical) (USD $)	1 Months Ended			9 Months Ended	12 Months Ended
	Jan. 31, 2008	Dec. 31, 2007	Nov. 30, 2007	Dec. 31, 2012	Mar. 31, 2012
Per Share Of Subscribed For Cash	$ 0.0001	$ 0.0001	$ 0.0001	$ 1.00	$ 1.00